Retirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets	$ 4,381,914,000	$ 4,499,085,000
Fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets	3,095,942,000	2,691,772,000
Recorded expense (income) relating to deferred compensation	19,182,000	4,499,000	28,720,000
Defined Benefit Plan, Asset Categories, Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average target asset allocation, Equity securities	12.00%
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average target asset allocation, Equity securities	54.00%
Common/Collective trusts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30-day
Limited Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30-day
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	157,221,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	11,348,000
Estimated amount of transition asset that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	20,000
Accumulated benefit obligation for all defined benefit plans	3,944,921,000	4,025,095,000
Projected benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	4,351,955,000	4,491,415,000
Accumulated benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	3,920,218,000	4,012,352,000
Fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets	3,070,157,000	2,684,948,000
Plans' assets included Company stock with market values	126,834,000	102,212,000
Expected cash contributions to defined benefit pension plans in 2012	144,000,000
Estimated future benefit payments in the year ending June 30, 2012	178,948,000
Estimated future benefit payments in the year ending June 30, 2013	211,013,000
Estimated future benefit payments in the year ending June 30, 2014	201,031,000
Estimated future benefit payments in the year ending June 30, 2015	212,975,000
Estimated future benefit payments in the year ending June 30, 2016	217,266,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	1,314,513,000
Recognized expense related to the retirement income account	22,046,000	19,372,000	16,844,000
Maximum percentage of employer 401K matching contribution	4.00%
Number of shares employees have elected to invest within the Company Stock Fund of the Parker Retirement Savings Plan	2,739,619
Domestic Defined Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of assets held in the U.S. defined benefit plans to total defined benefit plan assets	74.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	1,239,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	(123,000)
Estimated future benefit payments in the year ending June 30, 2012	6,098,000
Estimated future benefit payments in the year ending June 30, 2013	6,076,000
Estimated future benefit payments in the year ending June 30, 2014	6,060,000
Estimated future benefit payments in the year ending June 30, 2015	6,146,000
Estimated future benefit payments in the year ending June 30, 2016	6,108,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	$ 26,131,000
Discount rate assumption used to measure the benefit obligation	4.10%	3.62%